FINANCE LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FINANCE LEASES
Schedule of the net book value of the finance lease
Assets	June 30, 2023
Leased equipment under finance lease,	$73,883
less accumulated amortization	(73,368)
Net	$515

Liabilities	June 30, 2023
Obligations under finance lease (current)	$1,305
Obligations under finance lease (noncurrent)	-
Total	$1,305

Assets	December 31, 2022
Leased equipment under finance lease,	$73,883
less accumulated amortization	(72,009)
Net	$1,874
Liabilities	December 31, 2022
Obligations under finance lease (current)	$2,868
Obligations under finance lease (noncurrent)	0
Total	$2868

Schedule of future minimum lease payments
Years ended December 31	Finance Leases
2023	1,395
Thereafter	-
Total	1,395
Less: Imputed Interest	(90)
Total Liability	1,305

Years ended December 31	Finance Leases

2023	3,038
Thereafter	-
Total
Less: Imputed Interest	170
Total Liability	2,868